PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of Property and equipment

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Motor vehicles	¥4,923,152	¥4,741,366	$680,449
Office equipment and fixtures	1,350,235	1,363,202	195,638
Production equipment	2,580,628	2,580,628	370,354
Total property and equipment	8,854,015	8,685,196	1,246,441
Less: Accumulated depreciation	(5,192,694)	(5,417,970)	(777,551)
Property and equipment, net	¥3,661,321	¥3,267,226	$468,890
Construction in progress	¥21,524,994	¥23,143,654	$3,321,421